LOAN RECEIVABLE (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Loan Receivable [Line Items]
Cash receipts from repayment of advances and loans made to other parties	$ 545,850	$ 2,500,000
Loan Receivable [Member]
Loan Receivable [Line Items]
Interest rate			6.00%
Term of borrowings maturity			The original maturity date was July 1, 2022 and an amended and restated promissory note was completed in 2023 with a revised maturity date of September 29, 2023.
Cash receipts from repayment of advances and loans made to other parties			$ 2,500,000